Related parties	12 Months Ended
Dec. 31, 2020
Related parties
Related parties

31.         Related parties

Balances with associates and joint ventures as of December 31, 2020 and 2019 are as follows:

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energía Limited (1)	1,950	—	7,093	32,335	1,277,046	1,663
Ecodiesel Colombia S.A.	1,345	—	—	35,632	—	1
Offshore International Group Inc (2)	—	97,300	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	1,858	—	—
Extrucol S.A.	—	—	—	279	—	—
E2 Energía Eficiente S.A. E.S.P.	4,453	—	—	1,264	—	—
Serviport S.A.	—	—	—	948	—	—
Balance as of December 31, 2020	7,748	97,300	7,093	72,316	1,277,046	1,664
Current	7,748	97,300	7,093	72,316	1,277,046	1,664
Non–current	—	—	—	—	—	—
	7,748	97,300	7,093	72,316	1,277,046	1,664
	(Nota 7)	(Nota 7)	(Nota 11)	(Nota 21)	(Nota 20)

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energía Limited(1)	25,333	—	57,016	153,501	1,108,403	794
Ecodiesel Colombia S.A.	2,116	—	—	29,447	—	1
Offshore International Group Inc.(2)	—	93,657	—	—	—	—
Associates
Serviport S.A.	—	—	—	4,668	—	—
Balance as of December 31, 2019	27,449	93,657	57,016	187,616	1,108,403	795
Current	27,449	—	57,016	187,616	1,108,403	795
Non–current	—	93,657	—	—	—	—
	27,449	93,657	57,016	187,616	1,108,403	795
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

Loans:

(1)	Resources deposited by Equion in Ecopetrol Capital AG.

Accounts receivable – Loans:

(2)

Offshore International Group: Loan granted by Ecopetrol S.A. for USD$57 million in 2016, with an interest rate of 4.99% payable semiannually from 2017 and maturing in 2021. The balance in nominal value of this loan as of December 31, 2020 is USD$28 million (2019 - USD$28 million).

The main transactions with related parties as of December 31 are detailed as follows:

	2020		2019		2018
	Sales and	Purchases	Sales and	Purchases	Sales and	Purchases
	services	and others	services	and others	services	and others
Joint Ventures
Equion Energía Limited	27,595	356,872	317,382	569,105	67,002	846,284
Ecodiesel Colombia S.A	8,268	346,201	8,614	280,649	6,860	267,498
Offshore International Group	4,461	—	3,245	—	2,386	—
	40,324	703,073	329,241	849,754	76,248	1,113,782
Associates
E2 Energía Eficiente S.A. E.S.P.	49,860	2,849	—	—	—	—
Gas Natural del Oriente S.A. E.S.P.	—	26,141	—	—	—	—
Extrucol S.A.	—	1,162	—	—	—	—
	90,184	733,225	329,241	849,754	76,248	1,113,782

31.1       Directors and key management personnel

In accordance with the approval given by the shareholders’ meeting in 2012, which was recorded in Minute No. 026, the directors' fees for attending the meetings of the Board of Directors and / or the committees increase from four to six legal monthly minimum legal monthly salaries in force. On the other hand, in the General Shareholders' Meeting of 2018, the amendment of the Corporate Bylaws that appears in Minute No. 036 was approved, by virtue of which, the fourth paragraph of article 23 was eliminated that made the differentiation between the fees for face-to-face and non-face-to-face meetings. The members of the Board of Directors do not have any kind of variable remuneration. The amount paid in 2020 for fees to members of the Board of Directors amounted to COP$3,102 (2019 - COP$1,847).

The total compensation paid to Directors as of December 31, 2020, amounted to COP$24,068 (2019 – COP$22,632 and 2018 – COP$21,580). Directors are not eligible to receive pension and retirement benefits. The total amount reserved as of December 31, 2020, to provide pension and retirement benefits to the eligible executive officers amounted to COP$13,413 (2019 – COP$18,740 and 2018 – COP$5,491).

As of December 31, 2020, key management officers owned less than 1% of the outstanding shares of Ecopetrol S.A. as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Jaime Caballero	<1% outstanding shares
Orlando Díaz	<1% outstanding shares
Jorge Calvache	<1% outstanding shares

31.2       Post–employment benefit plans

The administration and management of resources for payment of Ecopetrol’s pension obligations are managed by autonomous pension funds (PAPs, by its acronym in Spanish) which serve as guarantee and payment sources. In 2008, Ecopetrol S.A. received the authorization to partially commute the value corresponding to monthly payments, bonds and quotas, transferring said obligations and the money that support them to autonomous patrimonies of a pension nature, in accordance with the requirements of Decree 1833 of 2016.

Since November 2016, the entities that manage the resources are: Fiduciaria Bancolombia, Fiduciaria de Occidente and Consorcio Ecopetrol PACC (formed by Fiduciaria La Previsora, Fiduciaria Bancoldex, Fiduagraria and Fiduciaria Central).

These trust companies will manage the pension resources for a period of five years (2016-2021) and as compensation they receive remuneration with fixed and variable components, the latter are settled on the gross yields of the portfolios and charged to the resources managed.

31.3       Government related parties

The Colombian Government controls Ecopetrol with a stock ownership of 88.49%. The most significant transactions with governmental entities are comprised as follows:

(a)          Purchase of oil from the National Hydrocarbons Agency – ANH

The ANH, an entity which operates under the rules of the Ministry of Mines and Energy, has as objective to manage the oil and gas reserves and resources owned by the Colombian Nation.

By nature of the business, Ecopetrol purchases the crude oil that the ANH receives from producers in Colombia at the prices set in accordance with a established formula, which reflects the sale prices (crude oils and products), adjusted for API gravity quality, sulfur content, transportation rates to the export ports, refining process cost and a commercialization rate (when apply). The contract between Ecopetrol and the ANH ended on October 30, 2020 and a new one began with effect from November 1, 2020 to October 31, 2022.

From December 2013 the Ecopetrol Business Group commercialized, on behalf of the ANH, the natural gas received by the latter in kind from producers. Since January 2014, ANH has received royalties in cash for the production of natural gas.

The purchase value of oil and gas from ANH is detailed in Note 26 - Cost of sales.

Additionally Ecopetrol, like other oil and gas companies, takes part in “rounds” for the allocation of exploration blocks in Colombia without implying special treatment for Ecopetrol on count of it being an entity whose majority shareholder is the Colombian Government.

(b)          Price differential

The sale prices of regular gasoline and diesel are regulated by the National Government. In that way, there are differentials between the volume reported by the companies at the time of sale and the difference between the parity price and the reference price, the parity price being the one that corresponds to the daily prices of motor gasoline and diesel observed during the month. This differential can be for or against the producers. The value of this differential is detailed in Note 25 - Sales revenue from contracts with customers and in Note 7 - Trade and other receivables, net.

(c)          National Tax and Customs Direction

Ecopetrol, just like any other company in Colombia, has tax obligations that it must comply with and does not have any other kind of association or commercial relationship with the National Tax and Customs Direction of Colombia. For more information, see Note 10 - Taxes.

(d)          Comptroller General of the Republic

Ecopetrol, just like any other state entity in Colombia, is obliged to comply with the requirements set out by the Comptroller General of the Republic and make an annual payment to this entity on account of a maintenance fee. Ecopetrol does not have any other kind of association or commercial relationship with this entity.